Note 20 - Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Note 20 - Borrowings

20           Borrowings

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Non-current
Bank borrowings	111,452	315,884
Costs of issue of debt	(20)	(145)
	111,432	315,739
Current
Bank borrowings	219,566	303,170
Bank overdrafts	60	98
Costs of issue of debt	(125)	-
	219,501	303,268
Total Borrowings	330,933	619,007

 The maturity of borrowings is as follows:

(all amounts in thousands of U.S. dollars)

	1 year or less	1 - 2 years	2 – 3 years	3 - 4 years	4 - 5 years	Over 5 years	Total
At December 31, 2021
Borrowings	219,501	107,438	3,994	-	-	-	330,933
Total borrowings	219,501	107,438	3,994	-	-	-	330,933

Interest to be accrued (*)	2,465	560	13	-	-	-	3,038
Total	221,966	107,998	4,007	-	-	-	333,971

	1 year or less	1 - 2 years	2 – 3 years	3 - 4 years	4 - 5 years	Over 5 years	Total
At December 31, 2020
Borrowings	303,268	104,147	207,595	3,997	-	-	619,007
Total borrowings	303,268	104,147	207,595	3,997	-	-	619,007

Interest to be accrued (*)	9,829	5,068	1,014	22	-	-	15,933
Total	313,097	109,215	208,609	4,019	-	-	634,940

(*)	Includes the effect of hedge accounting.

Significant borrowings include:

In millions of U.S. dollars

Disbursement date	Borrower	Type	Final maturity	Original & Outstanding
2020	Tamsa	Bilateral	2023	20
2020	Tamsa	Bilateral	2023	80
2020-2021	SSPC	Multiple Banks	2022 - 2024	61

As of December 31, 2021, Tenaris was in compliance with all of its covenants.

The weighted average interest rates before tax shown below were calculated using the rates set for each instrument in its corresponding currency as of December 31, 2021 and 2020, considering hedge accounting where applicable.

	2021	2020
Total borrowings	2.09%	2.51%

Breakdown of long-term borrowings by currency and rate is as follows:

Non-current borrowings

(all amounts in thousands of U.S. dollars)		Year ended December 31,
Currency	Interest rates	2021	2020
USD	Variable	99,587	274,600
USD	Fixed	-	17,936
SAR	Fixed	11,845	20,902
EUR	Fixed	-	1,828
EUR	Variable	-	473
Total non-current borrowings		111,432	315,739

Breakdown of short-term borrowings by currency and rate is as follows:

Current borrowings

(all amounts in thousands of U.S. dollars)		Year ended December 31,
Currency	Interest rates	2021	2020
USD	Variable	17,015	67,823
USD	Fixed	-	2,322
EUR	Variable	1,273	1,015
EUR	Fixed	1,706	3,886
MXN	Fixed	141,861	147,997
ARS	Fixed	8,947	3,699
SAR	Variable	26,022	37,776
SAR	Fixed	22,677	38,750
Total current borrowings		219,501	303,268

Borrowings evolution

	Year ended December 31, 2021
(all amounts in thousands of U.S. dollars)	Non current	Current
At the beginning of the year	315,739	303,268
Translation differences	(48)	(2,570)
Proceeds and repayments, net	(179,647)	(103,561)
Interests accrued less payments	618	(2,828)
Reclassifications	(25,230)	25,230
Overdrafts variation	-	(38)
At the end of the year	111,432	219,501